STOCK-BASED COMPENSATION	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 20 -	STOCK-BASED COMPENSATION

Part or all of the compensation paid by the Company to its Directors and employees consists of the issuance of Common Stock or via the granting of options to purchase Common Stock

Stock-based Director Compensation
The Company’s Director compensation policy instituted in October 2009 includes provisions that Director’s fees are to be paid via the issuance of shares of the Company’s Common Stock, in lieu of cash, with the valuation of such shares being calculated on a quarterly basis and equal to the average closing price of the Company’s common stock for the quarter just ended.

During Fiscal 2013, the Company issued 1,200,588 shares of Common Stock to its Directors in payment of Director’s fees in the aggregate amount of $130,000 and related to the calendar year ending on December 31, 2012. On the date of their issuance, the Common Shares had a value of $96,047, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal 2013, include those shares owed and not yet issued at the end of Fiscal Year 2012.

During Fiscal Year 2012, the Company issued 1,505,613 shares of Common Stock to its Directors in payment of Director’s fees in the aggregate amount of $130,000 and related to the period beginning on January 1, 2011 and ending on December 31, 2011. On the date of their issuance, the Common Shares had a value of $145,894, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal Year 2012, include those shares owed and not yet issued at the end of Fiscal Year 2011.

As of March 31, 2013, the Company owes its Directors a total of 327,635 shares of Common Stock in payment of Directors Fees totaling $27,500 for the three months ended March 31, 2013. The Company anticipates that these shares of Common Stock will be issued during the fiscal year ended March 31, 2014.

Stock-based Employee Compensation
Employment contracts with the Company’s President, Chief Financial Officer and certain other employees includes provisions for a portion of each employees salaries to be paid via the issuance of shares of the Company’s Common, in lieu of cash, with the valuation of such shares being calculated on a quarterly basis and equal to the average closing price of the Company’s common stock for the quarter just ended.

During Fiscal Year 2013, the Company issued a total of 625,900 shares of Common Stock to its President, Chief Financial Officer and certain other employees in payment of salaries in the aggregate amount of $67,917 and related to the period calendar year ended December 31, 2012. On the date of their issuance, the Common Shares had a value of $50,072, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal 2013, include those shares owed and not yet issued at the end of Fiscal 2012.

During Fiscal Year 2012, the Company issued a total of 694,889 shares of Common Stock to its President, Chief Financial Officer and certain other employees in payment of salaries in the aggregate amount of $60,000 and related to the period beginning on January 1, 2011 and ending on December 31, 2011. On the date of their issuance, the Common Shares had a value of $67,336, based upon the closing price of the Company’s Common Stock on such date. Please note that the shares issued during Fiscal Year 2012, include those shares owed and not yet issued at the end of Fiscal Year 2011.

As of March 31, 2013, the Company owes its President, Chief Financial Officer and certain other employees a total of 288,913 shares of Common Stock in payment of salaries totaling $24,250 for the three months ended March 31, 2013, with such amount being recorded in accrued expenses. The Company anticipates that these shares of Common Stock will be issued during the fiscal year ended March 31, 2014.

Stock option based Employee Compensation
During Fiscal 2013, the Company issued, to various employees, options to purchase a total of 985,000 shares Common Stock, in aggregate (the “2013 Options”). The 2013 Options have an exercise price of $0.12 per share, vest equally over a three year period which commences one year from the date of grant and expire ten years from the date of grant. The fair value of the 2013 Options was $113,842, computed using the Black-Scholes options pricing model on the grant date. Such fair value is being amortized by the Company, on a straight line basis, over the vesting period and recorded on the Company’s Statement of Income as “Non-cash compensation through the issuance of stock options”.

During the year ended March 31, 2010 (“Fiscal 2010”) the Company issued, to various employees, options to purchase a total of 1,000,000 shares of Common Stock, in aggregate (the “2010 Options”). The 2010 Options have an exercise price of $0.10, vest over a three year period which commences one year from the date of grant and expire ten years from the date of grant. The fair value of the 2010 Options was $93,452, computed using the Black-Scholes options pricing model on the grant date. Such fair value is being amortized by the Company, on a straight line basis, over the vesting period, and recorded on the Company’s Statement of Income as “Non-cash compensation through the issuance of stock options”.

Stock option based employee compensation is summarized as follows:

	Fiscal Year 2013	Fiscal Year 2012

Non-cash compensation expense related to the 2010 Options	$17,405	$24,453

Non-cash compensation expense related to the 2013 Options	28,461	—

Total non-cash compensation through the issuance of stock options	$45,866	$24,453